UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.6%
Beverages: 2.7%
36,700	Monster Beverage Corp. *	$4,959,638
Biotechnology: 10.3%
47,750	Alexion Pharmaceuticals, Inc. *	7,467,622
74,900	Celgene Corp. *	8,101,933
6,650	Regeneron Pharmaceuticals, Inc. *	3,093,181
		18,662,736
Capital Markets: 5.6%
30,150	Affiliated Managers Group, Inc. *	5,155,348
160,400	Invesco, Ltd.	5,009,292
		10,164,640
Commercial Services & Supplies: 2.1%
26,800	Stericycle, Inc. *	3,733,508
Health Care Equipment & Supplies: 2.2%
8,500	Intuitive Surgical, Inc. *	3,906,430
Health Care Technology: 5.6%
102,625	Cerner Corp. *	6,153,395
139,575	IMS Health Holdings, Inc. *	4,061,633
		10,215,028
Hotels, Restaurants & Leisure: 6.6%
64,900	Royal Caribbean Cruises, Ltd.	5,781,941
108,675	Starbucks Corp.	6,177,087
		11,959,028
Internet & Catalog Retail: 5.3%
7,800	Priceline Group, Inc. *	9,647,508
Internet Software & Services: 17.8%
92,700	Alibaba Group Holding, Ltd. - ADR*	5,466,519
102,750	Facebook, Inc. - Class A *	9,237,225
12,925	Google, Inc. - Class A *	8,250,932
2,583	Google, Inc. - Class C *	1,571,549
466,650	Tencent Holdings, Ltd. - ADR	7,877,052
		32,403,277
IT Services: 15.0%
163,625	Cognizant Technology Solutions Corp. - Class A *	10,244,561
19,625	FleetCor Technologies, Inc. *	2,700,793
64,800	MasterCard, Inc. - Class A	5,839,776
121,350	Visa, Inc. - Class A	8,453,241
		27,238,371
Multiline Retail: 5.0%
75,100	Dollar General Corp.	5,440,244
55,425	Dollar Tree, Inc. *	3,694,631
		9,134,875
Pharmaceuticals: 10.6%
32,200	Allergan PLC *	8,752,282
61,075	Bristol-Myers Squibb Co.	3,615,640
33,900	Shire PLC - ADR	6,957,297
		19,325,219

Professional Services: 5.1%
113,250	Nielsen Holdings PLC	5,036,228
57,675	Verisk Analytics, Inc. *	4,262,759
		9,298,987
Semiconductors & Semiconductor Equipment: 2.2%
46,375	NXP Semiconductors NV *	4,037,871
Software: 3.5%
76,600	Adobe Systems, Inc. *	6,298,052
TOTAL COMMON STOCKS
(Cost $158,680,117)		180,985,168

SHORT-TERM INVESTMENTS: 0.6%
1,051,855	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02%1	1,051,855
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,051,855)		1,051,855

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $159,731,972)		182,037,023
Liabilities in Excess of Other Assets: (0.2)%		(349,565)
TOTAL NET ASSETS: 100.0%		$181,687,458

ADR American Depositary Receipt
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P®”). GICS® is a service mark of MSCI, Inc.
and S&P® and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments		$160,023,007
Gross unrealized appreciation		30,994,544
Gross unrealized depreciation		(8,980,528)
Net unrealized appreciation		$22,014,016

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at September 30, 2015 (Unaudited)
The DSM Large Cap Growth Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$180,985,168	$-	$-	$180,985,168
Short-Term Investments	1,051,855	-	-	1,051,855
Total Investments in Securities	$182,037,023	$-	$-	$182,037,023

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2015.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 100.1%
Banks: 6.8%
11,600	DBS Group Holdings, Ltd.	$132,136
4,175	HDFC Bank, Ltd. - ADR	255,051
		387,187
Beverages: 2.7%
1,140	Monster Beverage Corp. *	154,060
Biotechnology: 6.6%
855	Alexion Pharmaceuticals, Inc. *	133,714
2,225	Celgene Corp. *	240,678
		374,392
Capital Markets: 4.2%
3,535	Invesco, Ltd.	110,398
2,850	Julius Baer Group, Ltd.	129,312
		239,710
Electronic Equipment, Instruments & Components: 2.1%
3,880	Hexagon AB - Class B	118,348
Food & Staples Retailing: 3.4%
68,500	CP ALL PCL	90,119
2,200	Seven & i Holdings Co., Ltd.	99,836
		189,955
Health Care Technology: 2.3%
2,210	Cerner Corp. *	132,512
Hotels, Restaurants & Leisure: 3.9%
1,675	Royal Caribbean Cruises, Ltd.	149,226
985	Whitbread PLC	69,555
		218,781
Internet & Catalog Retail: 4.0%
181	Priceline Group, Inc. *	223,872
Internet Software & Services: 17.4%
2,830	Alibaba Group Holding, Ltd. - ADR*	166,885
3,360	Autohome, Inc. - ADR*	109,301
1,570	Facebook, Inc. - Class A *	141,143
400	Google, Inc. - Class A *	255,348
66	Google, Inc. - Class C *	40,155
16,425	Tencent Holdings, Ltd.	274,031
		986,863
IT Services: 14.3%
2,960	Cap Gemini SA	263,345
3,860	Cognizant Technology Solutions Corp. - Class A *	241,675
1,140	MasterCard, Inc. - Class A	102,737
2,940	Visa, Inc. - Class A	204,800
		812,557
Media: 2.4%
37,205	ITV PLC	138,453

Multiline Retail: 1.8%
1,520	Dollar Tree, Inc. *	101,323
Pharmaceuticals: 13.0%
810	Allergan PLC *	220,166
1,860	Bristol-Myers Squibb Co.	110,112
3,245	Shire PLC	221,095
2,350	UCB SA	183,419
		734,792
Professional Services: 2.2%
2,865	Nielsen Holdings PLC	127,406
Semiconductors & Semiconductor Equipment: 5.1%
9,435	ARM Holdings PLC	135,234
1,735	NXP Semiconductors NV *	151,066
		286,300
Software: 5.5%
2,025	Adobe Systems, Inc. *	166,495
1,805	Check Point Software Technologies, Ltd. *	143,191
		309,686
Textiles, Apparel & Luxury Goods: 2.4%
1,660	adidas AG	133,571
TOTAL COMMON STOCKS
(Cost $5,483,302)		5,669,768

SHORT-TERM INVESTMENTS: 0.6%
31,210	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02%1	31,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,210)		31,210

TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $5,514,512)		5,700,978
Liabilities in Excess of Other Assets: (0.7)%		(37,469)
TOTAL NET ASSETS: 100.0%		$5,663,509

ADR American Depositary Receipt
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2015 .

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P®”). GICS® is a service mark of MSCI, Inc. and S&P® and has been licensed for use by U.S. Bancorp.

Percentage of Total
Net Assets
Portfolio Diversification
United States	51.0%
China	9.7%
Britain	6.1%
France	4.6%
India	4.5%
Ireland	3.9%
Belgium	3.2%
Netherlands	2.7%
Israel	2.5%
Germany	2.4%
Singapore	2.3%
Switzerland	2.3%
Sweden	2.1%
Japan	1.8%
Thailand	1.6%
Liabilities in excess of other assets	-0.7%
TOTAL INVESTMENTS	100.0%

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments	$5,515,472
Gross unrealized appreciation	549,653
Gross unrealized depreciation	(364,147)
Net unrealized appreciation	$185,506

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at September 30, 2015 (Unaudited)
The DSM Global Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$5,669,768	$-	$-	$5,669,768
Short-Term Investments	31,210	-	-	31,210
Total Investments in Securities	$5,700,978	$-	$-	$5,700,978

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2015.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 96.1%
Banks: 4.2%
16,500	DBS Group Holdings, Ltd.	$187,952
Biotechnology: 5.8%
620	Alexion Pharmaceuticals, Inc. *	96,962
1,470	Celgene Corp. *	159,010
		255,972
Capital Markets: 17.4%
8,630	CI Financial Corp.	195,945
6,455	Invesco, Ltd.	201,590
4,135	Julius Baer Group, Ltd.	187,615
2,735	Northern Trust Corp.	186,418
		771,568
Electronic Equipment, Instruments & Components: 1.9%
2,780	Hexagon AB - Class B	84,795
Health Care Equipment & Supplies: 5.0%
2,685	Abbott Laboratories	107,991
885	Sonova Holding AG	113,871
		221,862
Health Care Technology: 2.4%
1,805	Cerner Corp. *	108,228
Hotels, Restaurants & Leisure: 2.8%
1,400	Royal Caribbean Cruises, Ltd.	124,726
Insurance: 4.9%
55,695	AMP, Ltd.	217,354
Internet & Catalog Retail: 4.2%
149	Priceline Group, Inc. *	184,292
Internet Software & Services: 9.0%
920	Alibaba Group Holding, Ltd. - ADR*	54,252
272	Google, Inc. - Class A *	173,637
10,300	Tencent Holdings, Ltd.	171,843
		399,732
IT Services: 11.7%
2,930	Cap Gemini SA	260,676
2,475	Cognizant Technology Solutions Corp. - Class A *	154,960
1,455	Visa, Inc. - Class A	101,355
		516,991
Media: 4.8%
57,620	ITV PLC	214,424
Multiline Retail: 2.1%
1,285	Dollar General Corp.	93,085
Pharmaceuticals: 8.2%
670	Allergan PLC *	182,113
3,105	Bristol-Myers Squibb Co.	183,816
		365,929

Professional Services: 4.8%
4,810	Nielsen Holdings PLC	213,901
Software: 2.6%
1,400	Adobe Systems, Inc. *	115,108
Textiles, Apparel & Luxury Goods: 4.3%
2,370	adidas AG	190,700
TOTAL COMMON STOCKS
(Cost $4,343,464)		4,266,619

REAL ESTATE INVESTMENT TRUSTS (REITS): 3.6%
3,045	Lamar Advertising Co. - Class A	158,888
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $164,153)		158,888

SHORT-TERM INVESTMENTS: 0.5%
20,264	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02%1	20,264
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,264)		20,264

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $4,527,881)		4,445,771
Liabilities in Excess of Other Assets: (0.2)%		(8,949)
TOTAL NET ASSETS: 100.0%		$4,436,822

PLC Public Limited Company
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P®”). GICS® is a service mark of MSCI, Inc. and S&P® and has been licensed for use by U.S. Bancorp.

Percentage of Total
Net Assets
Portfolio Diversification
United States	57.9%
Switzerland	6.8%
France	5.9%
China	5.1%
Australia	4.9%
Britain	4.8%
Canada	4.4%
Germany	4.3%
Singapore	4.2%
Sweden	1.9%
Liabilities in excess of other assets	-0.2%
TOTAL INVESTMENTS	100.0%

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments	$4,528,584
Gross unrealized appreciation	222,580
Gross unrealized depreciation	(305,393)
Net unrealized depreciation	$(82,813)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at September 30, 2015 (Unaudited)
The DSM Global Growth & Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$4,266,619	$-	$-	$4,266,619
Real Estate Investment Trusts (REITs)	158,888	-	-	158,888
Short-Term Investments	20,264	-	-	20,264
Total Investments in Securities	$4,445,771	$-	$-	$4,445,771

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                   /s/ Elaine E. Richards
                    Elaine E. Richards, President

Date            11/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Elaine E. Richards
                    Elaine E. Richards, President

Date            11/30/2015

By (Signature and Title)*                /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date            11/30/2015

* Print the name and title of each signing officer under his or her signature.